Stock-Based Compensation - TDS Consolidated (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock based compensation
Stock-based compensation expense	$ 59	$ 54	$ 46
Income tax benefit	(15)	(14)	(17)
Total stock-based compensation expense, net of income taxes	44	40	29
Unrecognized compensation cost for all stock-based compensation awards	$ 49
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	1 year 9 months 18 days
Tax benefit from exercise of stock options and other awards	$ 13
Selling, general and administrative expense
Stock based compensation
Stock-based compensation expense	54	49	42
Cost of services expense
Stock based compensation
Stock-based compensation expense	5	5	4
Long-Term Incentive Plans | Stock Options
Stock based compensation
Stock-based compensation expense	3	5	10
Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation
Stock-based compensation expense	33	30	29
Long-Term Incentive Plans | Performance Share Units
Stock based compensation
Stock-based compensation expense	21	17	5
Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock based compensation
Stock-based compensation expense	0	0	1
Non-Employee Directors' Plan
Stock based compensation
Stock-based compensation expense	$ 2	$ 2	$ 1